SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total stock-based compensation expenses	$ 2,307	$ 2,414	$ 2,373
Cost of revenues
Total stock-based compensation expenses	84	118	101
Research and development expenses, net
Total stock-based compensation expenses	383	459	429
Selling and marketing expenses
Total stock-based compensation expenses	1,024	1,101	1,061
General and administrative expenses
Total stock-based compensation expenses	$ 816	$ 736	$ 782